Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2018
Share-based Payment Transactions
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 18:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The expense recognized in the financial statements:

The expense recognized in the Company's financial statements for services received from employees and other service providers is shown in the following table:

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Expense arising from equity-settled share-based payment transactions	$604	$862	$301

1.	The share-based payment transactions that the Company granted to its employees and consultants are described below.

During 2005, the Company's Board adopted the 2005 Employees Share Option Plan (the "2005 ESOP"). Ten years later, during 2015, the Company's Board adopted a new plan, the 2015 Employees Share Option Plan (the "2015 ESOP"). Under both the 2005 ESOP and 2015 ESOP, the Company may grant its employees and other service providers options to purchase the Company's ordinary shares ("Share Options"). As of December 31, 2017, no Share Options under the 2005 ESOP were available for grant. On August 29, 2017, the Board reserved an additional amount of 26,000,000 ordinary shares for the purposes of the 2015 ESOP (in addition to the originally 5,000,000 ordinary shares which were reserved under the plan), out of which a total of 8,280,475 were still available for grant as of December 31, 2018. No Share Options were granted during the year ended December 31, 2018.

2.	Further to the description in Note 22d.2, and following the completion of the Company's IPO (see Note 17e.2), the unvested Share Options granted to the Company's former Chief Executive Officer ("CEO") on February 16, 2016, were fully vested. The total expenses recognized in respect of these Share Options were approximately $41 thousand, $80 thousand and $13 thousand during the year 2017, 2016 and 2015, respectively. In addition, as per the Company's former CEO employment terms, all installments of his Share Options (not including the Share Options above mentioned) that have not vested yet, continued to vest until the end of his notice, by October 4, 2017. The total expenses recognized in respect to these Share Options were approximately $4 thousand during the year ended on December 31, 2017, and $46 thousand for the period stated on the dates of commencement of the CEO's other grants up until December 31, 2016. All expenses, in the amount of approximately $10 thousand, which were recognized in respect to the Share Options installments that have not vested until October 4, 2017, were forfeited.

On January 4, 2018, after not exercising any of the vested Share Options for the ninety days period granted according to the 2015 ESOP, the entire reserve from share-based payment transactions due to grants to the former CEO in the total amount of approximately $174 thousand, expired.

3.	On August 29, 2017, the Company granted 413,750 ADS options (equal to 16,550,000 Share Options) under the 2015 ESOP to directors (and former directors), officers, employees and consultants, some of which were approved at the November 1, 2018, general meeting of the Company's shareholders. In addition, On December 11, 2017, the Company granted 49,000 ADS options (equal to 1,960,000 Share Options) under the 2015 ESOP to employees and consultants.

The fair values of the ADS options, which were approved in August and November 2017, were $4.01 and $3.46 per ADS option, respectively. One grantee's grant was valued at $3.24 per ADS option, due to a higher exercise price of $7.10 instead of $5.60 like all other grantees. The fair value of the ADS options, which were approved on December 2017, was $3.81 per ADS option. One grantee's grant (a consultant of the Company) was valued at $3.45 per ADS option, due to a different expiration date. The exercised price is $5.60.

The fair value for ADS options granted during 2017 was estimated using the Black-Scholes option pricing model with the following assumptions:

	2017
	August	November	December

Dividend yield (%)	0%	0%	0%
Expected volatility (%)	76.52	77.01	73.12-76.16
Risk-free interest rate (%)	1.83	2.1%	2.16-2.23
Expected life of share options	6 years	6 years	6 years

b.	Movement during the year:

1.	The following table lists the number of Share Options or ADS options (see Note 17a), the weighted average exercise prices of Share Options or ADS options and changes in directors (and former directors), officers, employees and consultants Share Options or ADS options during the current and previous year:

	Number of share options	Weighted average exercise price	Number of ADS options	Weighted average exercise price
		USD		USD
2018:

Share/ADS options outstanding at the beginning of the year	22,719,525	$0.17	567,988	$6.72
Share/ADS options forfeited during the year	(750,000)	0.14	(18,750)	5.60
Share/ADS options expired during the year	(4,156,488)	0.16	(103,912)	6.53

Share/ADS options outstanding at the end of the year	17,813,037	0.15	445,326	6.18

Share/ADS options exercisable at the end of the year	9,138,863	0.16	228,472	6.58

2017:

Share/ADS options outstanding at the beginning of the year	4,365,279	0.22	109,132	8. 84
Share/ADS options granted during the year	18,510,000	0.17	462,750	6.73
Share/ADS options forfeited during the year	(155,754)	0.26	(3,894)	10.33

Share/ADS options outstanding at the end of the year	22,719,525	0.17	567,988	6.72

Share/ADS options exercisable at the end of the year	7,602,026	$0.19	190,051	$7.46

2.	No share/ADS options were granted during 2018. The weighted average fair value of the Options and ADS options granted in 2017 was $0.09 and $3.51, respectively.

3.	The weighted average remaining contractual life of the share/ADS options outstanding was 4.99 years and 5.28 years as of December 31, 2018 and 2017, respectively.

4.	The range of exercise prices of Share Options outstanding at the end of the year was $0.13 - $0.28 as of December 31, 2018, and $0.03 - $3.46 as of December 31, 2017. The range of exercise prices of ADS options outstanding at the end of the year was $5.20 - $11.20 as of December 31, 2018, and $1.20 - $138.40 as of December 31, 2017.